John Hancock
Income Fund
Quarterly portfolio holdings 2/28/2023

Fund’s investments
As of 2-28-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 18.1%					$329,985,988
(Cost $351,388,628)
U.S. Government 15.2%					276,666,163
U.S. Treasury
Bond	2.000	02-15-50		49,201,000	33,279,864
Bond	2.375	02-15-42		17,275,000	13,297,026
Bond	2.750	11-15-42		6,190,000	5,030,584
Bond	3.000	02-15-49		22,685,000	18,980,965
Bond	3.000	08-15-52		5,490,000	4,615,031
Bond	3.625	02-15-53		19,150,000	18,231,398
Note	1.500	01-31-27		13,230,000	11,889,429
Note	1.875	02-15-32		59,568,000	50,462,932
Note	2.375	03-31-29		5,865,000	5,315,385
Note	2.625	05-31-27		1,895,000	1,773,379
Note	2.750	08-15-32		45,575,000	41,416,281
Note	2.875	05-15-32		53,795,000	49,474,589
Note	3.500	02-15-33		23,680,000	22,899,300
U.S. Government Agency 2.9%					53,319,825
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	08-01-52		4,330,346	4,171,043
30 Yr Pass Thru	5.000	08-01-52		2,695,054	2,680,824
30 Yr Pass Thru	5.000	10-01-52		3,928,463	3,891,761
30 Yr Pass Thru	5.000	11-01-52		2,204,899	2,177,133
30 Yr Pass Thru	5.000	11-01-52		5,384,189	5,355,760
30 Yr Pass Thru	5.500	11-01-52		3,606,952	3,629,819
Federal National Mortgage Association
30 Yr Pass Thru	4.500	09-01-52		10,285,421	9,977,757
30 Yr Pass Thru	5.000	11-01-52		3,905,467	3,868,980
30 Yr Pass Thru	5.500	10-01-52		2,917,712	2,941,681
30 Yr Pass Thru	5.500	11-01-52		7,120,295	7,134,285

30 Yr Pass Thru	5.500	12-01-52		7,443,592	7,490,782
Foreign government obligations 23.0%					$418,088,717
(Cost $460,068,585)
Australia 1.7%					31,022,863
Commonwealth of Australia	0.500	09-21-26	AUD	3,560,000	2,145,122
Commonwealth of Australia	1.000	12-21-30	AUD	4,435,000	2,417,921
Commonwealth of Australia	1.000	11-21-31	AUD	13,130,000	6,988,297
New South Wales Treasury Corp.	1.250	03-20-25	AUD	3,440,000	2,191,687
New South Wales Treasury Corp.	3.000	05-20-27	AUD	15,385,000	9,933,641
Queensland Treasury Corp. (A)	2.750	08-20-27	AUD	4,645,000	2,960,046
Western Australian Treasury Corp.	1.500	10-22-30	AUD	7,940,000	4,386,149
Austria 0.1%					1,406,486
Republic of Austria (A)	0.500	02-20-29	EUR	1,550,000	1,406,486
Brazil 0.7%					11,915,035
Federative Republic of Brazil	10.000	01-01-25	BRL	34,340,000	6,389,393
Federative Republic of Brazil	10.000	01-01-27	BRL	31,055,000	5,525,642
Canada 2.6%					46,775,352
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,210,000	2,040,567
Government of Canada	1.750	12-01-53	CAD	8,710,000	4,572,670
Government of Canada	2.500	12-01-32	CAD	19,875,000	13,563,213
Province of Alberta	2.550	06-01-27	CAD	6,595,000	4,586,195
Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,425,062
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
Province of Ontario	1.350	12-02-30	CAD	7,285,000	$4,411,950
Province of Ontario	2.900	06-02-28	CAD	4,350,000	3,045,383
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,522,715
Province of Quebec	0.200	04-07-25	EUR	2,695,000	2,652,362
Province of Quebec	1.500	12-15-23	GBP	2,037,000	2,390,274
Province of Quebec	4.250	12-01-43	CAD	6,235,000	4,564,961
China 1.0%					17,653,338
People’s Republic of China	1.990	04-09-25	CNY	34,810,000	4,963,633
People’s Republic of China	2.690	08-12-26	CNY	21,230,000	3,059,743
People’s Republic of China	2.880	11-05-23	CNY	66,520,000	9,629,962
Colombia 0.3%					4,822,757
Republic of Colombia	3.250	04-22-32		4,315,000	3,055,413
Republic of Colombia	4.500	03-15-29		1,120,000	959,113
Republic of Colombia	5.625	02-26-44		1,120,000	808,231
Finland 0.2%					2,920,400
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	2,920,400
Germany 0.7%					13,581,772
Federal Republic of Germany, Zero Coupon	0.000	02-15-32	EUR	16,160,000	13,581,772
India 0.3%					5,516,409
Export-Import Bank of India (A)	3.875	02-01-28		3,075,000	2,833,213
Republic of India	6.100	07-12-31	INR	166,260,000	1,840,658
Republic of India	7.270	04-08-26	INR	69,990,000	842,538
Indonesia 2.6%					47,049,548
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	922,061
Republic of Indonesia (A)	2.150	07-18-24	EUR	3,335,000	3,446,812
Republic of Indonesia	3.050	03-12-51		4,315,000	3,122,068
Republic of Indonesia (B)	3.550	03-31-32		3,440,000	3,093,409
Republic of Indonesia	3.850	10-15-30		1,650,000	1,542,379
Republic of Indonesia	5.125	04-15-27	IDR	30,632,000,000	1,912,843
Republic of Indonesia	6.125	05-15-28	IDR	39,359,000,000	2,526,588
Republic of Indonesia	6.375	04-15-32	IDR	97,212,000,000	6,192,761
Republic of Indonesia	6.500	06-15-25	IDR	133,791,000,000	8,767,525
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	1,973,132
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,316,030
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,035,548
Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	2,224,219
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,415,891
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,588,419
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,969,863
Ireland 0.3%					5,533,525
Republic of Ireland	0.200	05-15-27	EUR	2,890,000	2,719,260
Republic of Ireland	0.350	10-18-32	EUR	2,025,000	1,654,213
Republic of Ireland	1.100	05-15-29	EUR	1,230,000	1,160,052
Israel 0.1%					1,724,270
State of Israel	2.500	01-15-30		1,985,000	1,724,270
Italy 0.2%					2,964,084
Republic of Italy	1.250	02-17-26		3,387,000	2,964,084
Japan 1.5%					27,418,316
Government of Japan	0.005	03-20-27	JPY	645,000,000	4,714,338
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Japan (continued)
Government of Japan	0.100	12-20-23	JPY	3,087,000,000	$22,703,978
Malaysia 1.1%					19,996,073
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,641,485
Government of Malaysia	3.828	07-05-34	MYR	16,630,000	3,611,128
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,275,751
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,168,648
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	3,761,708
Government of Malaysia	3.900	11-30-26	MYR	8,610,000	1,940,579
Government of Malaysia	4.059	09-30-24	MYR	11,530,000	2,596,774
Mexico 1.7%					30,845,619
Government of Mexico	5.000	03-06-25	MXN	266,520,000	12,957,680
Government of Mexico	7.500	05-26-33	MXN	192,740,000	9,276,992
Government of Mexico	7.750	05-29-31	MXN	172,250,000	8,610,947
New Zealand 1.6%					29,703,391
Government of New Zealand	0.500	05-15-24	NZD	8,120,000	4,748,962
Government of New Zealand	0.500	05-15-26	NZD	13,985,000	7,566,427
Government of New Zealand	3.500	04-14-33	NZD	8,065,000	4,554,102
Government of New Zealand	4.500	04-15-27	NZD	12,140,000	7,466,979
New Zealand Local Government Funding Agency	1.500	04-15-26	NZD	3,340,000	1,836,896
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	4,580,000	2,674,982
New Zealand Local Government Funding Agency	4.500	04-15-27	NZD	1,425,000	855,043
Norway 1.6%					30,073,606
Kingdom of Norway (A)	1.250	09-17-31	NOK	56,305,000	4,522,379
Kingdom of Norway (A)	1.375	08-19-30	NOK	31,485,000	2,610,670
Kingdom of Norway (A)	1.500	02-19-26	NOK	37,580,000	3,406,489
Kingdom of Norway (A)	1.750	03-13-25	NOK	54,605,000	5,063,833
Kingdom of Norway (A)	1.750	02-17-27	NOK	43,210,000	3,885,790
Kingdom of Norway (A)	2.125	05-18-32	NOK	53,915,000	4,622,191
Kingdom of Norway (A)	3.500	10-06-42	NOK	11,817,000	1,140,825
Kommunalbanken AS	4.250	07-16-25	AUD	3,480,000	2,331,704
Kommunalbanken AS	5.250	07-15-24	AUD	3,660,000	2,489,725
Philippines 0.5%					8,493,149
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	5,113,111
Republic of the Philippines	6.250	01-14-36	PHP	202,000,000	3,380,038
Qatar 0.1%					2,655,250
State of Qatar (A)	4.817	03-14-49		2,795,000	2,655,250
Singapore 1.1%					19,312,292
Republic of Singapore	2.375	06-01-25	SGD	14,800,000	10,661,109
Republic of Singapore	3.375	09-01-33	SGD	11,625,000	8,651,183
South Korea 1.4%					26,255,457
Republic of Korea	2.125	06-10-27	KRW	6,326,000,000	4,470,928
Republic of Korea	2.375	03-10-27	KRW	19,564,180,000	14,019,676
Republic of Korea	3.125	09-10-24	KRW	6,155,320,000	4,604,340
Republic of Korea	3.125	09-10-27	KRW	4,303,900,000	3,160,513
Sweden 0.2%					3,803,420
Kingdom of Sweden (A)	0.125	04-24-23	EUR	3,610,000	3,803,420
United Arab Emirates 0.3%					6,364,657
Government of Abu Dhabi (A)	1.700	03-02-31		2,865,000	2,336,694
Government of Abu Dhabi (A)	3.125	04-16-30		2,940,000	2,692,440
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United Arab Emirates (continued)
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	$1,335,523
United Kingdom 1.1%					20,281,648
Government of United Kingdom	0.125	01-31-24	GBP	10,350,000	12,011,857
Government of United Kingdom	0.250	01-31-25	GBP	3,330,000	3,725,292

Government of United Kingdom	4.250	12-07-27	GBP	3,695,000	4,544,499
Corporate bonds 43.0%					$782,398,396
(Cost $909,114,612)
Communication services 4.8%					87,586,888
Diversified telecommunication services 0.2%
AT&T, Inc.	0.900	03-25-24		1,552,000	1,480,042
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,211,798
CT Trust (A)	5.125	02-03-32		1,835,000	1,449,650
Entertainment 0.1%
WMG Acquisition Corp. (A)	3.000	02-15-31		1,545,000	1,213,336
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,229,950
Media 2.7%
CCO Holdings LLC (A)	4.250	02-01-31		745,000	598,012
CCO Holdings LLC (A)	4.500	08-15-30		4,915,000	4,042,686
CCO Holdings LLC (A)	4.500	06-01-33		2,340,000	1,820,526
CCO Holdings LLC (A)	4.750	03-01-30		4,112,000	3,458,069
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,339,369
Charter Communications Operating LLC	5.125	07-01-49		9,175,000	7,056,658
Charter Communications Operating LLC	5.750	04-01-48		5,180,000	4,326,016
Charter Communications Operating LLC	6.484	10-23-45		3,205,000	2,899,717
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		3,410,000	2,756,538
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32		2,790,000	2,277,314
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		3,535,000	2,988,622
News Corp. (A)	3.875	05-15-29		7,765,000	6,654,217
Sirius XM Radio, Inc. (A)	4.125	07-01-30		4,245,000	3,450,038
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	1,852,273
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		3,814,000	3,456,094
Wireless telecommunication services 1.7%
Millicom International Cellular SA (A)	4.500	04-27-31		1,895,000	1,530,213
Millicom International Cellular SA (A)	6.250	03-25-29		1,575,000	1,433,250
T-Mobile USA, Inc.	2.625	02-15-29		1,965,000	1,671,474
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,505,721
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	1,907,583
T-Mobile USA, Inc.	3.500	04-15-31		3,600,000	3,116,474
T-Mobile USA, Inc.	3.875	04-15-30		5,400,000	4,896,435
T-Mobile USA, Inc.	4.750	02-01-28		740,000	716,557
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	3,235,000	2,685,347
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		13,165,000	10,562,909
Consumer discretionary 4.8%					88,024,155
Automobiles 1.1%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,515,969
Ford Motor Company	3.250	02-12-32		2,915,000	2,209,883
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	1,490,000	1,702,683
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,340,929
Ford Motor Credit Company LLC	3.625	06-17-31		5,870,000	4,650,385
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,621,200
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	4.125	08-17-27	740,000	$659,309
Ford Motor Credit Company LLC	4.542	08-01-26	2,085,000	1,932,266
Ford Motor Credit Company LLC	4.950	05-28-27	3,315,000	3,088,552
Diversified consumer services 0.4%
Duke University	3.299	10-01-46	3,833,000	2,981,307
Massachusetts Institute of Technology	2.989	07-01-50	2,290,000	1,700,607
The Washington University	3.524	04-15-54	4,790,000	3,799,345
Hotels, restaurants and leisure 3.1%
Carnival Corp. (A)	5.750	03-01-27	6,825,000	5,614,518
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32	2,185,000	1,793,863
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	1,300,000	1,192,750
Hilton Domestic Operating Company, Inc. (A)	5.375	05-01-25	1,715,000	1,693,470
Hyatt Hotels Corp.	6.000	04-23-30	3,416,000	3,428,434
MGM Resorts International	4.750	10-15-28	470,000	421,315
New Red Finance, Inc. (A)	3.500	02-15-29	4,854,000	4,116,427
New Red Finance, Inc. (A)	3.875	01-15-28	1,833,000	1,631,110
New Red Finance, Inc. (A)	4.000	10-15-30	12,599,000	10,405,766
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	5,700,000	4,968,120
Travel + Leisure Company (A)	4.500	12-01-29	4,124,000	3,463,483
Travel + Leisure Company (A)	6.625	07-31-26	1,723,000	1,688,961
Yum! Brands, Inc.	3.625	03-15-31	9,300,000	7,794,609
Yum! Brands, Inc.	4.625	01-31-32	4,030,000	3,562,278
Yum! Brands, Inc. (A)	4.750	01-15-30	4,630,000	4,219,088
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26	1,125,000	1,001,813
MercadoLibre, Inc.	3.125	01-14-31	3,665,000	2,825,715
Consumer staples 2.9%				52,614,794
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31	3,855,000	2,994,223
Food products 2.5%
Darling Ingredients, Inc. (A)	6.000	06-15-30	2,820,000	2,724,811
JBS USA LUX SA (A)	3.625	01-15-32	4,805,000	3,848,901
JBS USA LUX SA (A)	5.750	04-01-33	3,010,000	2,807,487
Kraft Heinz Foods Company	4.250	03-01-31	5,535,000	5,185,073
Kraft Heinz Foods Company	4.375	06-01-46	1,180,000	963,333
Kraft Heinz Foods Company	4.625	10-01-39	3,460,000	3,042,429
Kraft Heinz Foods Company	6.875	01-26-39	5,790,000	6,313,928
Kraft Heinz Foods Company (A)	7.125	08-01-39	750,000	826,672
MARB BondCo PLC (A)	3.950	01-29-31	6,410,000	4,583,150
NBM US Holdings, Inc. (A)	7.000	05-14-26	3,158,000	3,058,302
Post Holdings, Inc. (A)	4.500	09-15-31	1,210,000	1,018,905
Post Holdings, Inc. (A)	4.625	04-15-30	4,235,000	3,671,830
Post Holdings, Inc. (A)	5.500	12-15-29	1,050,000	960,881
Post Holdings, Inc. (A)	5.625	01-15-28	6,520,000	6,226,600
Personal products 0.2%
Natura & Company Luxembourg Holdings Sarl (A)(B)	6.000	04-19-29	1,860,000	1,556,820
Natura Cosmeticos SA (A)	4.125	05-03-28	3,645,000	2,831,449
Energy 6.7%				121,189,098
Oil, gas and consumable fuels 6.7%
Aker BP ASA (A)	3.750	01-15-30	3,615,000	3,189,695
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Antero Resources Corp. (A)	5.375	03-01-30		3,725,000	$3,391,624
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,573,676
Cenovus Energy, Inc.	5.250	06-15-37		886,000	811,189
Cenovus Energy, Inc.	5.400	06-15-47		3,483,000	3,135,445
Cenovus Energy, Inc.	6.750	11-15-39		8,785,000	9,181,479
Cheniere Energy Partners LP	4.000	03-01-31		5,805,000	5,001,868
Cheniere Energy Partners LP	4.500	10-01-29		1,805,000	1,638,056
Continental Resources, Inc. (A)	2.875	04-01-32		5,519,000	4,172,954
Continental Resources, Inc. (A)	5.750	01-15-31		6,796,000	6,432,822
Ecopetrol SA	4.625	11-02-31		2,125,000	1,584,188
Ecopetrol SA	5.375	06-26-26		1,115,000	1,056,463
Ecopetrol SA	5.875	05-28-45		1,130,000	745,161
Ecopetrol SA	6.875	04-29-30		2,250,000	1,998,000
Enbridge, Inc.	3.125	11-15-29		5,030,000	4,384,529
Enterprise Products Operating LLC	3.125	07-31-29		6,165,000	5,435,796
EQT Corp. (A)	3.125	05-15-26		890,000	814,177
EQT Corp. (A)(B)	3.625	05-15-31		10,385,000	8,715,611
EQT Corp.	3.900	10-01-27		1,464,000	1,338,711
Kinder Morgan, Inc.	5.300	12-01-34		2,695,000	2,527,595
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		4,409,601	3,616,245
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		760,000	696,386
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		2,275,000	2,214,310
Occidental Petroleum Corp.	3.200	08-15-26		698,000	624,780
Occidental Petroleum Corp.	3.400	04-15-26		3,255,000	3,019,013
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,545,027
Occidental Petroleum Corp.	6.625	09-01-30		5,275,000	5,420,063
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,653,150
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,019,388
Ovintiv, Inc.	6.500	02-01-38		2,670,000	2,618,398
Pertamina Persero PT (A)	3.100	01-21-30		1,000,000	866,548
Pertamina Persero PT (A)	3.650	07-30-29		1,085,000	987,350
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		2,400,000	2,267,280
QatarEnergy (A)	2.250	07-12-31		1,775,000	1,454,666
QatarEnergy (A)	3.300	07-12-51		1,405,000	1,023,894
Southwestern Energy Company	5.700	01-23-25		75,000	74,312
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,013,050
The Williams Companies, Inc.	3.500	11-15-30		6,945,000	6,077,512
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	6,293,705
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	509,318
Var Energi ASA (A)	7.500	01-15-28		2,570,000	2,650,356
Western Midstream Operating LP	4.300	02-01-30		3,855,000	3,415,308
Financials 6.6%					119,739,673
Banks 4.3%
Asian Development Bank	3.400	09-10-27	AUD	3,215,000	2,070,606
Asian Development Bank	3.500	05-30-24	NZD	3,050,000	1,837,316
Asian Development Bank	3.750	08-18-25	NZD	3,120,000	1,851,456
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	6,050,000	4,484,183
European Investment Bank (SONIA + 0.350%) (C)	3.955	06-29-23	GBP	2,080,000	2,503,839
Inter-American Development Bank	2.700	01-29-26	AUD	2,852,000	1,835,398
Inter-American Development Bank	2.750	10-30-25	AUD	2,380,000	1,540,198
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	3,150,000	2,133,943
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	2,530,000	$1,770,889
International Bank for Reconstruction & Development	2.500	01-24-24	NZD	3,951,000	2,376,085
International Bank for Reconstruction & Development	2.875	11-30-26	NZD	3,585,000	2,036,196
International Bank for Reconstruction & Development	4.250	07-29-27	NZD	5,182,000	3,078,644
International Bank for Reconstruction & Development	6.750	02-04-24	BRL	3,200,000	582,857
International Finance Corp.	0.500	10-08-25	NOK	38,660,000	3,414,826
International Finance Corp.	2.550	09-18-23	CNY	15,030,000	2,164,377
International Finance Corp.	3.600	02-24-26	AUD	4,035,000	2,664,172
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (A)	4.198	06-01-32		3,444,000	2,594,877
KfW	1.250	08-28-23	NOK	21,200,000	2,018,908
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	3.490	06-21-23	NOK	28,000,000	2,699,013
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	3.560	06-19-24	NOK	22,000,000	2,124,180
Nordic Investment Bank	1.875	04-10-24	NOK	14,710,000	1,386,306
Nykredit Realkredit A/S	1.000	07-01-25	DKK	13,680,000	1,829,965
QNB Finance, Ltd.	3.500	03-28-24		1,285,000	1,256,459
Realkredit Danmark A/S	1.000	01-01-26	DKK	20,470,000	2,704,028
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	3,040,000	1,748,540
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		4,375,000	4,623,449
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		4,375,000	4,566,406
U.S. Bancorp	0.850	06-07-24	EUR	9,600,000	9,775,489
U.S. Bancorp	1.375	07-22-30		2,090,000	1,619,978
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		3,300,000	2,776,125
Capital markets 1.1%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,478,494
MSCI, Inc. (A)	3.625	09-01-30		7,800,000	6,630,780
MSCI, Inc. (A)	3.625	11-01-31		3,952,000	3,304,860
MSCI, Inc. (A)	3.875	02-15-31		4,820,000	4,148,478
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	670,000	584,644
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	1,677,000	1,729,690
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	1,688,000	1,590,104
Consumer finance 0.0%
Capital One Financial Corp.	0.800	06-12-24	EUR	580,000	588,451
Diversified financial services 0.7%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	1,910,334
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	2,045,935
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	3,780,000	3,700,944
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	30,647,040	5,048,863
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	8,909,388
Health care 3.7%					66,621,924
Health care equipment and supplies 0.4%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	2,707,499
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	3,863,990
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		4,160,000	3,242,179
Centene Corp.	3.000	10-15-30		7,975,000	6,515,017
Centene Corp.	3.375	02-15-30		8,940,000	7,543,387
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	4.625	12-15-29		1,170,000	$1,069,957
HCA, Inc.	3.500	09-01-30		19,495,000	16,761,898
HCA, Inc.	4.125	06-15-29		10,315,000	9,389,379
Rede D’or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,131,592
Rede D’or Finance Sarl (A)(B)	4.950	01-17-28		2,126,000	1,926,156
UnitedHealth Group, Inc.	0.550	05-15-24		1,940,000	1,832,156
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	1,918,427
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,715,566
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	1,482,342
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,536,112
Pharmaceuticals 0.2%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	1,893,546
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,092,721
Industrials 4.8%					87,313,381
Aerospace and defense 0.8%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,033,084
DAE Funding LLC (A)	3.375	03-20-28		2,895,000	2,579,648
The Boeing Company	5.040	05-01-27		1,430,000	1,408,487
The Boeing Company	5.150	05-01-30		10,540,000	10,199,202
Air freight and logistics 0.1%
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	11,993,000	1,661,008
Airlines 2.2%
American Airlines, Inc. (A)	5.500	04-20-26		4,460,000	4,340,688
American Airlines, Inc. (A)	5.750	04-20-29		3,630,000	3,452,548
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,606,263	1,393,136
Delta Air Lines, Inc.	2.900	10-28-24		3,380,000	3,216,095
Delta Air Lines, Inc.	4.375	04-19-28		4,580,000	4,179,708
Delta Air Lines, Inc. (A)	4.750	10-20-28		18,663,000	17,724,554
Delta Air Lines, Inc.	7.375	01-15-26		2,535,000	2,608,515
United Airlines, Inc. (A)	4.625	04-15-29		2,940,000	2,606,416
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	971,765
Owens Corning	3.950	08-15-29		1,980,000	1,818,090
Construction and engineering 0.3%
AECOM	5.125	03-15-27		5,058,000	4,837,097
Road and rail 0.5%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,172,782
Movida Europe SA (A)	5.250	02-08-31		1,085,000	742,690
The Hertz Corp. (A)	5.000	12-01-29		3,955,000	3,283,560
Uber Technologies, Inc. (A)	8.000	11-01-26		2,400,000	2,436,543
Trading companies and distributors 0.8%
United Rentals North America, Inc.	3.875	02-15-31		6,810,000	5,828,638
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,310,316
United Rentals North America, Inc.	4.875	01-15-28		5,175,000	4,932,810
United Rentals North America, Inc.	5.500	05-15-27		1,608,000	1,576,001
Information technology 1.2%					21,128,843
IT services 0.6%
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	2,828,764
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,032,381
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Gartner, Inc. (A)	3.750	10-01-30		6,885,000	$5,829,180
Technology hardware, storage and peripherals 0.6%
Apple, Inc., Zero Coupon	0.000	11-15-25	EUR	2,350,000	2,264,721
Apple, Inc.	0.875	05-24-25	EUR	3,215,000	3,207,587
CDW LLC	4.250	04-01-28		2,675,000	2,433,471
Dell International LLC	8.350	07-15-46		3,112,000	3,532,739
Materials 3.6%					66,143,355
Chemicals 0.6%
Braskem Idesa SAPI (A)	6.990	02-20-32		2,345,000	1,632,589
Braskem Netherlands Finance BV (A)	4.500	01-31-30		2,328,000	1,961,403
Braskem Netherlands Finance BV (A)	5.875	01-31-50		990,000	755,792
Ecolab, Inc.	1.000	01-15-24	EUR	2,705,000	2,795,381
FS Luxembourg Sarl (A)	10.000	12-15-25		3,975,000	3,969,236
Construction materials 0.5%
Cemex SAB de CV (A)	3.875	07-11-31		5,755,000	4,632,775
St. Mary’s Cement, Inc. (A)	5.750	01-28-27		4,145,000	4,153,290
Containers and packaging 1.3%
Ardagh Metal Packaging Finance USA LLC (A)	3.000	09-01-29	EUR	1,495,000	1,184,201
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		4,345,000	3,646,182
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,090,045
Ball Corp.	2.875	08-15-30		3,620,000	2,889,484
Ball Corp.	4.875	03-15-26		5,925,000	5,725,031
Ball Corp.	6.875	03-15-28		5,495,000	5,549,950
Berry Global, Inc. (A)(B)	5.625	07-15-27		3,790,000	3,647,875
Metals and mining 1.2%
Cleveland-Cliffs, Inc. (A)	4.875	03-01-31		3,640,000	3,313,455
CSN Islands XI Corp. (A)	6.750	01-28-28		4,110,000	3,919,682
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31		2,030,000	1,712,713
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	588,905
Freeport-McMoRan, Inc.	4.625	08-01-30		4,475,000	4,129,739
Freeport-McMoRan, Inc.	5.450	03-15-43		8,690,000	7,845,627
Real estate 1.4%					26,134,782
Equity real estate investment trusts 1.4%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	1,779,748
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,419,857
Crown Castle, Inc.	2.250	01-15-31		660,000	528,037
Host Hotels & Resorts LP	3.375	12-15-29		970,000	825,519
Host Hotels & Resorts LP	3.500	09-15-30		975,000	810,470
SBA Communications Corp.	3.125	02-01-29		4,325,000	3,571,153
SBA Communications Corp.	3.875	02-15-27		10,610,000	9,601,984
VICI Properties LP (A)	4.125	08-15-30		3,450,000	2,980,053
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,249,865
VICI Properties LP	5.125	05-15-32		3,630,000	3,368,096
Utilities 2.5%					45,901,503
Electric utilities 1.7%
Brazos Securitization LLC (A)	5.014	09-01-31		3,540,000	3,479,313
EDP Finance BV	0.375	09-16-26	EUR	545,000	510,630
FirstEnergy Corp.	2.250	09-01-30		3,545,000	2,827,138
FirstEnergy Corp.	2.650	03-01-30		5,100,000	4,229,226
FirstEnergy Corp.	4.150	07-15-27		4,060,000	3,787,168
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
FirstEnergy Corp.	7.375	11-15-31		7,070,000	$7,929,005
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		1,415,000	1,419,273
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		1,414,000	1,336,230
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		3,805,000	3,760,800
United Electric Securitization LLC (A)	5.109	06-01-31		830,000	818,674
Independent power and renewable electricity producers 0.7%
DPL, Inc.	4.125	07-01-25		5,515,000	5,180,389
Greenko Dutch BV (A)	3.850	03-29-26		2,731,300	2,404,637
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		1,660,000	1,581,150
Greenko Wind Projects Mauritius, Ltd. (A)	5.500	04-06-25		3,690,000	3,468,024
The AES Corp. (A)	3.950	07-15-30		725,000	634,738
Multi-utilities 0.1%
E.ON SE	0.375	09-29-27	EUR	1,360,000	1,252,728

Engie SA	0.375	06-21-27	EUR	1,400,000	1,282,380
Convertible bonds 2.0%					$36,752,853
(Cost $42,640,888)
Communication services 0.4%					6,926,282
Media 0.4%
Liberty Broadband Corp. (A)	3.125	03-31-53		4,780,000	4,674,840
Liberty Media Corp. (A)	0.500	12-01-50		2,275,000	2,251,442
Consumer discretionary 0.6%					10,785,186
Hotels, restaurants and leisure 0.4%
Carnival Corp. (A)	5.750	12-01-27		4,450,000	4,910,575
Marriott Vacations Worldwide Corp. (A)	3.250	12-15-27		2,485,000	2,555,823
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		2,820,000	3,318,788
Industrials 1.0%					19,041,385
Airlines 0.8%
Air Canada	4.000	07-01-25		2,300,000	2,764,664
American Airlines Group, Inc.	6.500	07-01-25		6,240,000	7,522,320
Southwest Airlines Company (B)	1.250	05-01-25		4,210,000	4,797,295
Road and rail 0.2%

Uber Technologies, Inc. (E)	5.087	12-15-25		4,555,000	3,957,106

Municipal bonds 0.3%					$5,769,907
(Cost $5,784,469)
City of Jacksonville (Florida)	2.050	10-01-31		2,395,000	1,936,617
City of San Antonio (Texas)	5.718	02-01-41		1,185,000	1,263,935
South Carolina Public Service Authority	5.740	01-01-30		1,215,000	1,221,796

State Board of Administration Finance Corp. (Florida)	2.154	07-01-30		1,646,000	1,347,559
Term loans (F) 0.8%					$14,837,695
(Cost $14,946,837)
Communication services 0.1%					949,056
Wireless telecommunication services 0.1%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	6.410	04-11-25		951,034	949,056
Consumer discretionary 0.0%					373,830
Hotels, restaurants and leisure 0.0%
Aramark Services, Inc., 2018 Term Loan B3 (G)	TBD	03-11-25		375,000	373,830
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.7%				$13,514,809
Airlines 0.7%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	9.558	04-20-28	2,925,000	2,993,474
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%)	9.996	06-21-27	4,374,000	4,550,054
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	8.568	04-21-28	5,910,351	5,891,910
Road and rail 0.0%

The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%)	7.890	06-30-28	79,890	79,371

Collateralized mortgage obligations 6.1%				$112,011,002
(Cost $113,297,053)
Commercial and residential 4.3%				79,281,848
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	1,034,394	960,098
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (A)(C)	5.438	09-15-34	5,940,000	5,903,866
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (A)(C)	6.332	05-15-39	2,300,000	2,289,212
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) (A)(C)	5.597	10-15-36	4,862,932	4,838,500
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (A)(C)	5.509	12-15-38	2,270,000	2,230,183
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) (A)(C)	5.288	09-15-36	2,595,000	2,532,602
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,920,000	2,838,039
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(C)	6.727	10-15-39	3,935,000	3,927,610
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(C)	7.226	10-15-39	2,360,000	2,354,091
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month LIBOR + 1.070%) (A)(C)	5.658	12-15-37	2,141,400	2,134,009
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	4,746,371
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(H)	4.550	04-25-67	1,695,236	1,628,960
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month LIBOR + 0.980%) (A)(C)	5.568	05-15-36	4,997,567	4,972,476
Series 2019-NQM1, Class A1 (2.656% to 11-1-23, then 3.656% thereafter) (A)	2.656	10-25-59	321,838	307,778
DBCG Mortgage Trust
Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(C)	5.288	06-15-34	3,585,000	3,541,078
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	1,948,789	1,901,082
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	10,070,013	106,209
Series 2007-4, Class ES IO	0.350	07-19-47	10,377,596	138,096
Series 2007-6, Class ES IO (A)	0.343	08-19-37	10,618,503	134,819
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(C)	7.051	08-15-39	3,215,000	3,219,021
Series 2022-STAY, Class C (1 month CME Term SOFR + 3.685%) (A)(C)	8.247	08-15-39	980,000	983,648
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(C)	5.858	05-15-39	5,555,000	5,534,155
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(C)	6.356	05-15-39	5,255,000	5,234,257
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(C)	6.656	05-15-39	2,425,000	2,395,426
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(C)	6.117	06-25-57	436,189	$428,942
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-15-28	4,550,000	4,550,000
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(H)	2.750	04-25-57	130,388	128,860
Series 2017-3, Class A1 (A)(H)	2.750	07-25-57	373,076	362,739
Verus Securitization Trust
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	5,523,847	5,240,991
Series 2022-8, Class A2 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	1,184,127	1,160,514
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	2,631,085	2,558,216
U.S. Government Agency 1.8%				32,729,154
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(C)	6.484	04-25-42	3,879,733	3,896,950
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (A)(C)	6.684	05-25-42	3,716,142	3,751,276
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (A)(C)	7.834	05-25-42	3,635,000	3,698,764
Series 2022-DNA7, Class M1A (1 month SOFR + 2.500%) (A)(C)	6.984	03-25-52	2,978,855	3,009,622
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (A)(C)	7.984	03-25-42	365,000	372,761
Series 2022-HQA2, Class M1B (1 month SOFR + 4.000%) (A)(C)	8.484	07-25-42	1,550,000	1,598,199
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%) (A)(C)	5.484	12-25-41	1,179,038	1,170,620
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (A)(C)	6.584	03-25-42	465,865	467,077
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (A)(C)	6.484	03-25-42	1,339,186	1,343,915
Series 2022-R05, Class 2M1 (1 month SOFR + 1.900%) (A)(C)	6.384	04-25-42	2,480,224	2,473,610
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (A)(C)	7.234	05-25-42	1,783,231	1,816,349
Series 2022-R07, Class 1M1 (1 month SOFR + 2.950%) (A)(C)	7.442	06-25-42	2,990,099	3,051,681
Series 2022-R09, Class 2M1 (1 month SOFR + 2.500%) (A)(C)	6.992	09-25-42	3,510,873	3,533,229

Series 2023-R01, Class 1M1 (1 month SOFR + 2.400%) (A)(C)	6.892	12-25-42	2,526,460	2,545,101
Asset backed securities 2.0%				$36,461,728
(Cost $37,065,862)
Asset backed securities 2.0%				36,461,728
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,530,000	2,333,115
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,871,500	1,737,989
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,756,300	1,651,384
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,623,438	3,487,200
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	1,516,873	1,353,028
Series 2022-SFR3, Class A (A)	4.250	07-17-26	2,235,000	2,149,862
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class A2 (A)	6.350	10-20-52	3,265,000	3,113,634
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	4,139,116	4,189,216
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	473,211	459,461
OCCU Auto Receivables Trust
Series 2022-1A, Class A2 (A)	5.420	03-15-26	4,970,000	4,963,589
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	4,429,750	4,302,616
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	3,520,000	3,500,851
Verizon Master Trust
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter)	4.490	01-22-29	3,265,000	3,219,783

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

	Shares	Value
Common stocks 0.0%		$0
(Cost $3,485,551)
Communication services 0.0%		0
Media 0.0%

Vertis Holdings, Inc. (I)(J)	300,118	0

Preferred securities 2.0%		$35,591,549
(Cost $39,366,661)
Communication services 0.1%		1,567,851
Media 0.1%
Paramount Global, 5.750% (B)	50,300	1,567,851
Financials 0.6%		10,412,475
Banks 0.4%
U.S. Bancorp, 5.500%	135,700	3,321,936
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	4,099,343
Capital markets 0.2%
Stifel Financial Corp., 4.500%	158,600	2,991,196
Utilities 1.3%		23,611,223
Electric utilities 1.0%
American Electric Power Company, Inc., 6.125%	42,950	2,117,865
NextEra Energy, Inc., 6.219%	95,900	4,475,653
NextEra Energy, Inc., 6.926% (B)	255,000	11,424,000
Independent power and renewable electricity producers 0.3%
The AES Corp., 6.875%	61,100	5,593,705

	Yield (%)	Shares	Value
Short-term investments 1.8%			$33,365,317
(Cost $33,373,072)
Short-term funds 1.8%			33,365,317
John Hancock Collateral Trust (K)	4.5832(L)	3,338,034	33,365,317

Total investments (Cost $2,010,532,218) 99.1%	$1,805,263,152
Other assets and liabilities, net 0.9%	15,731,525
Total net assets 100.0%	$1,820,994,677

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $517,604,025 or 28.4% of the fund’s net assets as of 2-28-23.
(B)	All or a portion of this security is on loan as of 2-28-23. The value of securities on loan amounted to $25,991,278.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $26,482,949.
(L)	The rate shown is the annualized seven-day yield as of 2-28-23.
The fund had the following country composition as a percentage of net assets on 2-28-23:
United States	63.7%
Canada	6.1%
Indonesia	3.0%
United Kingdom	2.4%
Norway	2.2%
Mexico	2.2%
Supranational	1.8%
Australia	1.8%
New Zealand	1.6%
Brazil	1.6%
Other countries	13.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	40	Long	Mar 2023	$4,520,061	$4,446,875	$(73,186)
						$(73,186)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,300,307	USD	886,248	BNY	3/15/2023	—	$(10,853)
AUD	555,563	USD	374,497	HUS	3/15/2023	—	(480)
AUD	1,306,072	USD	898,864	MSCS	3/15/2023	—	(19,589)
BRL	6,230,711	USD	1,196,470	GSI	3/15/2023	—	(9,519)
CAD	17,537,319	USD	12,899,166	CIBC	3/15/2023	—	(45,280)
CAD	12,616,164	USD	9,268,363	RBC	3/15/2023	—	(21,412)
CAD	9,222,818	USD	6,757,262	SSB	3/15/2023	$2,554	—
EUR	438,366	NOK	4,710,022	CITI	3/15/2023	10,167	—
EUR	8,565,578	NOK	92,082,755	JPM	3/15/2023	193,860	—
EUR	4,221,954	NOK	45,077,807	MSCS	3/15/2023	125,384	—
EUR	4,384,968	NOK	47,740,244	RBC	3/15/2023	41,387	—
EUR	8,768,626	NOK	95,037,303	UBS	3/15/2023	124,094	—
EUR	32,535,221	USD	35,830,978	CITI	3/15/2023	—	(1,391,572)
EUR	8,214,057	USD	9,071,564	GSI	3/15/2023	—	(376,763)
EUR	13,323,622	USD	14,530,143	JPM	3/15/2023	—	(426,729)
EUR	859,954	USD	935,071	MSCS	3/15/2023	—	(24,787)
EUR	8,214,057	USD	9,058,052	RBC	3/15/2023	—	(363,251)
GBP	4,698,067	USD	5,620,485	BARC	3/15/2023	31,870	—
GBP	758,038	USD	911,614	UBS	3/15/2023	398	—
JPY	1,040,410,679	USD	7,886,215	CITI	3/15/2023	—	(231,192)
JPY	1,789,207,357	USD	13,778,198	GSI	3/15/2023	—	(613,759)
JPY	886,311,324	USD	6,803,795	MSCS	3/15/2023	—	(282,588)
JPY	976,964,792	USD	7,520,407	SSB	3/15/2023	—	(332,199)
MXN	66,479,572	USD	3,429,920	SSB	3/15/2023	194,637	—
NOK	46,268,837	EUR	4,298,360	BARC	3/15/2023	—	(91,494)
NOK	94,429,190	EUR	8,696,845	GSI	3/15/2023	—	(106,708)
NOK	46,161,807	EUR	4,298,360	HUS	3/15/2023	—	(101,808)
NOK	138,726,785	EUR	12,870,920	JPM	3/15/2023	—	(256,592)
NOK	139,108,592	EUR	12,732,059	UBS	3/15/2023	—	(72,811)
NOK	206,215	USD	19,946	MSCS	3/15/2023	—	(75)
NZD	11,043,389	AUD	10,064,192	ANZ	3/15/2023	52,627	—
NZD	16,554,103	AUD	15,096,288	CITI	3/15/2023	72,150	—
NZD	11,035,036	AUD	10,064,192	HUS	3/15/2023	47,461	—
NZD	11,035,572	AUD	10,064,192	MSCS	3/15/2023	47,793	—
NZD	11,051,415	AUD	10,064,192	RBC	3/15/2023	57,589	—
NZD	12,143,000	AUD	11,070,612	UBS	3/15/2023	54,966	—
NZD	4,971,278	CAD	4,175,908	ANZ	3/15/2023	12,999	—
NZD	10,342,831	CAD	8,752,797	CITI	3/15/2023	—	(20,412)
NZD	13,323,025	CAD	11,197,869	GSI	3/15/2023	30,119	—
NZD	15,314,110	CAD	12,926,297	MSCS	3/15/2023	—	(5,648)
NZD	18,416,462	USD	11,431,217	CITI	3/15/2023	—	(44,439)
SGD	6,479,170	USD	4,829,921	BARC	3/15/2023	—	(23,467)
SGD	25,987,422	USD	19,472,914	CIBC	3/15/2023	—	(194,619)
SGD	19,766,885	USD	14,768,167	CITI	3/15/2023	—	(104,465)
SGD	19,940,117	USD	14,907,369	GSI	3/15/2023	—	(115,157)
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	31,958,646	USD	24,038,459	HUS	3/15/2023	—	$(330,521)
SGD	32,305,065	USD	24,163,633	JPM	3/15/2023	—	(198,712)
SGD	592,017	USD	441,381	MSCS	3/15/2023	—	(2,204)
SGD	12,652,028	USD	9,534,668	SSB	3/15/2023	—	(148,992)
USD	51,444	AUD	72,640	TD	3/15/2023	$2,541	—
USD	15,042,504	BRL	79,459,172	GSI	3/15/2023	—	(94,467)
USD	2,041,938	CAD	2,764,242	CITI	3/15/2023	15,901	—
USD	402,450	CAD	542,136	UBS	3/15/2023	5,094	—
USD	4,688,286	DKK	32,356,207	JPM	3/15/2023	86,144	—
USD	62,023,247	EUR	57,615,382	JPM	3/15/2023	1,035,814	—
USD	63,757,590	EUR	59,245,841	UBS	3/15/2023	1,044,272	—
USD	30,170,069	GBP	24,761,722	BARC	3/15/2023	378,656	—
USD	14,769,752	JPY	1,889,091,258	CITI	3/15/2023	870,397	—
USD	7,517,156	JPY	969,337,266	GSI	3/15/2023	385,069	—
USD	7,517,156	JPY	965,232,899	MSCS	3/15/2023	415,268	—
USD	7,515,445	JPY	951,644,902	NAB	3/15/2023	513,533	—
USD	21,730,915	MXN	418,476,209	GSI	3/15/2023	—	(1,084,977)
USD	3,553,772	MXN	67,313,684	SSB	3/15/2023	—	(116,261)
USD	29,003,046	NOK	287,736,607	SSB	3/15/2023	1,276,933	—
USD	59,257,743	NZD	93,242,484	ANZ	3/15/2023	1,606,528	—
USD	81,309	NZD	125,651	BNY	3/15/2023	3,619	—
USD	491,677	NZD	756,603	CITI	3/15/2023	23,875	—
USD	198,209	NZD	305,442	JPM	3/15/2023	9,355	—
USD	1,461,367	NZD	2,256,578	MSCS	3/15/2023	66,140	—
USD	57,801,614	NZD	90,978,883	SSB	3/15/2023	1,549,968	—
USD	136,793	NZD	210,631	UBS	3/15/2023	6,561	—
USD	9,523,746	SGD	12,580,678	CIBC	3/15/2023	191,000	—
USD	9,523,746	SGD	12,524,869	HUS	3/15/2023	232,401	—
USD	84,021,852	SGD	111,657,480	MSCS	3/15/2023	1,190,791	—
USD	245,173	SGD	327,551	SCB	3/15/2023	2,185	—
USD	9,523,746	SGD	12,590,773	SSB	3/15/2023	183,511	—
						$12,195,611	$(7,263,802)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	17

JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
18	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$329,985,988	—	$329,985,988	—
Foreign government obligations	418,088,717	—	418,088,717	—
Corporate bonds	782,398,396	—	782,398,396	—
Convertible bonds	36,752,853	—	36,752,853	—
Municipal bonds	5,769,907	—	5,769,907	—
Term loans	14,837,695	—	14,837,695	—
Collateralized mortgage obligations	112,011,002	—	112,011,002	—
Asset backed securities	36,461,728	—	36,461,728	—
Preferred securities	35,591,549	$35,591,549	—	—
Short-term investments	33,365,317	33,365,317	—	—
Total investments in securities	$1,805,263,152	$68,956,866	$1,736,306,286	—
Derivatives:
Assets
Forward foreign currency contracts	$12,195,611	—	$12,195,611	—
Liabilities
Futures	(73,186)	$(73,186)	—	—
Forward foreign currency contracts	(7,263,802)	—	(7,263,802)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
|	19

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,338,034	$19,764,780	$423,893,021	$(410,296,420)	$(1,455)	$5,391	$832,012	—	$33,365,317
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
20	|